PROSPECTUS SUPPLEMENT

August 23, 2024

The following supplemental information should be read in conjunction with the following prospectuses for variable annuity contracts issued by The Guardian Insurance & Annuity Company, Inc.:

1.	The Guardian Investor II Variable Annuity dated May 1, 2024

2.	The Guardian Investor Individual Variable Annuity dated May 1, 2024

3.	The Guardian Investor Variable Annuity B Serie dated May 1, 2024

4.	The Guardian Investor Variable Annuity L Series dated May 1, 2024

5.	The Guardian Investor Retirement Asset Manager Variable Annuity dated May 1, 2024

6.	The Guardian Investor ProFreedom Variable Annuity (B Share) dated May 1, 2024

7.	The Guardian Investor ProFreedom Variable Annuity (C Share) dated May 1, 2024

8.	The Guardian Investor Asset Builder Variable Annuity dated May 1, 2018

9.	The Guardian Investor Income Access Variable Annuity dated May 1, 2018

10.	Value Guard II Individual Deferred Variable Annuity dated May 1, 2010

11.	The Guardian C+C Variable Annuity dated May 1, 2007

12.	The Guardian CxC Variable Annuity dated May 1, 2007

13.	Value Guard Individual Deferred Variable Annuity dated May 1, 2000

Beginning September 3, 2024, Talcott Resolution Life Insurance Co. (“Talcott”) will be the administrator for your variable annuity contracts and will service your variable annuity contracts.

The following information in the Special Terms Section and all other references to this information in the prospectus is replaced in their entirety with the following:

Customer service office contact center

For telephonic communications:

Customer Service Office Contact Center

8:00 a.m. to 7:00 p.m. Eastern Time

1-800-830-4147

Mailing Address

For private express mail with tracking number:

Talcott Resolution – Annuity Service Operations

Administrator for your Guardian Annuity Contract

6716 Grade Ln., Building 9, Suite 910

Louisville, KY 40213

For standard mail delivery without tracking number:

Talcott Resolution – Annuity Service Operations

Administrator for your Guardian Annuity Contract

P.O. Box 14293

Lexington, KY 40512-4293

Except as set forth herein, all other provisions of the prospectus noted above shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.